TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

14. TAXATION

a.	Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

US

Significant components of the provision for income taxes on earnings for the years ended December 31, 2021, 2022 and 2023 from continuing operations are as follows:

	Years ended December 31,
	2021	2022	2023

Current:	$37	—	$14
Deferred:	(542)	—	—
Income tax benefits (expense)	$(505)	—	$14

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2022	2023
Deferred tax asset:
Accrued expense	$109	$1
Allowance for doubtful accounts	309	346
Depreciation	85	84
Lease Liability	2,228	2,095
Tax loss carried forward	5,977	6,661
Research and development capitalization	—	91
Tax Credits	—	59
Total deferred tax assets	8,708	9,337
Valuation allowance	(6,579)	(7,794)
Deferred tax assets, net of valuation allowance	$2,129	$1,543

Deferred tax liabilities:
- Unrealized gain on acquisition/disposal	196	173
- Right-of-use assets	1,933	1,370
Total deferred tax liabilities	$2,129	$1,543
Deferred tax assets, net of valuation allowance and deferred tax liabilities	—	—

The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:

Amount
2024	—
2025	—
2026	—
2027	—
2028 and thereafter	$41,777
Total	$41,777

For entities incorporated in U.S., federal net loss generated before 2018 of $122 can be carried forward for 20 years and will begin to expire in 2037. Federal net loss generated in 2018 and onward of $23,736 can be carried forward indefinitely. State net loss of $17,919 can be carried forward for 20 years and will begin to expire in 2037.

The Company is subject to income tax in the U.S. federal jurisdiction. The Company has not been audited by the U.S. Internal Revenue Service in connection with income taxes. The Company’s tax years beginning with the year ended December 31, 2016, through December 31, 2022, generally remain open to examination by the Internal Revenue Service until its net operating loss carry-forwards are utilized and the applicable statutes of limitation have expired. The Group had no unrecognized tax benefits as of December 31, 2022 and 2023, respectively.

The Group evaluated the recoverable amounts of deferred tax assets to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. As of December 31, 2023, the deferred tax assets were offset with a full valuation allowance as the Company does not expect to realize its deferred taxes in the near future.

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2022	2023
Balance at beginning of the year	$4,139	$6,579
Allowance made during the year	2,440	1,215
Reversals	—	—
NOL expire	—	—
Balance at end of the year	$6,579	$7,794

Reconciliation between total income tax expense and the amount computed by applying the US statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2021	2022	2023
	%	%	%
Weighted average statutory income tax rate	(21)%	(21)%	(21)%
States taxes, net of federal benefit	(2)%	(5)%	(7)%
Tax effect of non-deductible expenses	(7)%	(4)%	—%
Tax effect of tax-exempt entities	—%	4%	2%
Prior year true up	—%	—%	(5)%
Changes in valuation allowance	23%	26%	31%
Effective tax rate	(7)%	—%	—%

Income /(loss) before income taxes from continuing operations is attributable to the following geographic locations for the years ended December 31:

	Year ended December 31,
	2021	2022	2023
United States	$(6,737)	$(7,305)	$(2,843)
Foreign	(457)	(1,947)	(318)
Total loss before income taxes	$(7,194)	$(9,252)	$(3,161)